Fair Value Measurements (Details 2) (Level 3 [Member], Mortgage servicing rights [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Level 3 [Member] | Mortgage servicing rights [Member]
Quantitative Information about Level 3 Fair Value Measurements
Weighted average constant prepayment rate	18.60%	20.86%
Weighted average discount rate	7.99%	7.99%